COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 432
2016	277
2017	220
2018	37
Total	966
Rent expense	$ 396	$ 370	$ 527